Other operating expenses - Summary of Cumulative Number of Shares Allocated On Variable Compensation (Detail)		12 Months Ended
		Dec. 31, 2023 shares € / shares	Dec. 31, 2022 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance		33,442,703	25,619,946
Number of shares conditionally granted as variable compensation	[1]	7,932,942	7,495,307
Number of shares allocated	[2]	3,041,722	5,989,142
Number of shares forfeited		(1,045,980)	(1,415,885)
Number of shares vested		(7,838,093)	(4,245,807)
Ending balance		35,533,294	33,442,703
2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance		3,797,903	6,796,979
Number of shares allocated	[2]	95,653	3,445
Number of shares forfeited		(142,634)	(103,121)
Number of shares vested		(3,750,922)	(2,899,400)
Ending balance			3,797,903
Average share price used for grant in EUR | € / shares	[3]	€ 4.162
2019 [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	[4]	2.741
2019 [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	[4]	€ 3.737
2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance		6,409,566	6,997,435
Number of shares allocated	[2]	130,020	1,832
Number of shares forfeited		(232,905)	(262,567)
Number of shares vested		(2,645,290)	(327,134)
Ending balance		3,661,391	6,409,566
Average share price used for grant in EUR | € / shares	[3]	€ 4.083
2020 [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	[4]	1.794
2020 [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	[4]	€ 3.737
2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance		13,787,592	11,825,532
Number of shares conditionally granted as variable compensation	[1]		0
Number of shares allocated	[2]	(16,864)	3,847,791
Number of shares forfeited		(437,677)	(1,050,197)
Number of shares vested		(747,687)	(835,534)
Ending balance		12,585,364	13,787,592
Average share price used for grant in EUR | € / shares	[3]	€ 3.293
2021 [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	[4]	1.625
2021 [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	[4]	€ 3.978
2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance		9,447,642
Number of shares conditionally granted as variable compensation	[1]		7,495,307
Number of shares allocated	[2]	1,321,701	2,136,074
Number of shares forfeited		(182,796)
Number of shares vested		(663,161)	(183,739)
Ending balance		9,923,386	9,447,642
Average share price used for grant in EUR | € / shares	[3]	€ 4.491
2022 [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	[4]	3.341
2022 [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	[4]	€ 5.061
2023 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares conditionally granted as variable compensation	[1]	7,932,942
Number of shares allocated	[2]	1,511,212
Number of shares forfeited		(49,968)
Number of shares vested		(31,033)
Ending balance		9,363,153
Average share price used for grant in EUR | € / shares	[3]	€ 4.833
2023 [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	[4]	3.555
2023 [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	[4]	€ 4.524

[1]	The at target number of shares which were conditionally granted as variable compensation for the plan year.
[2]	Shares that are already allocated during a plan year, are a combination of shares as part of fixed compensation or a sign-on arrangement (e.g. the 2,136,074 shares allocated during the calendar year 2022 in relation to the 2022 plan year). Shares that are allocated in the calendar year after a plan year, concerns the difference between the conditionally granted shares for that plan year and the actual number of shares which have been allocated as variable compensation (e.g. the 3,847,791 share correction during 2022 for the 2021 plan year). This number can therefore be positive or negative. Shares allocated during a calendar year in relation to earlier plan years are backdated corrections to the administration (e.g. during 2022 a correction of 3,455 shares was made in relation to the 2019 plan year).
[3]	This is the volume weighted average price (VWAP) of Aegon on the Euronext Amsterdam stock exchange for the period December 15 to January 15. For instance for the 2023 plan year, this is the VWAP for the period December 15, 2022 to January 15, 2023.
[4]	These fair values are adjusted for expected dividend (for which the participants are not eligible during the deferral period) and for the impact of relative total shareholder return as performance indicator for variable compensation (where applicable).